Note 11 - Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	Gross Carrying Amount	Accumulated Amortization	Asset Write-off	Net

Developed technologies	$2,564	$(1,366)	$(1,198)	$-
Other	317	(317)	-	-

	$2,881	$(1,683)	$(1,198)	$-
	Gross Carrying Amount	Accumulated Amortization	Asset Write-off	Net

Developed technologies	$2,564	$(1,366)	$(1,198)	$-
Other	317	(286)	-	31

	$2,881	$(1,652)	$(1,198)	$31